9. LEASES	12 Months Ended
Dec. 31, 2019
Notes
9. LEASES

9.LEASES

The Company's operations are carried on in locations which are occupied under operating lease agreements. These lease agreements are recorded as operating lease right-of-use (“ROU”) assets and operating lease liabilities. Total operating lease expense was $8,075,073, $7,522,957 and $7,069,292 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company’s minimum aggregate future lease commitments at December 31, 2019 are shown in the table below.

ROU assets represent the Company’s right to use an underlying asset during the lease term and the operating lease liabilities represent the Company’s obligations for lease payments in accordance with the lease. Recognition of ROU assets and liabilities are recognized at the lease commitment based on the present value of the remaining lease payments using a discount rate that represents the Company’s incremental borrowing rate at the lease commitment date or adoption. Operating lease expense, which is comprised of amortization of the ROU asset and the implicit interest accreted on the operating lease liability, is recognized on a straight-line basis over the lease term and is recorded in occupancy expense in the condensed statement of income.

Remaining lease terms range from 1 to 10 years. The Company’s leases are not complex and do not contain residual value guarantees, variable lease payments, or significant assumptions or judgments made in applying the requirements of Topic 842. Operating leases with a term of 12 months or less are not recorded on the balance sheet and the related lease expense is recognized on a straight-line basis over the lease term.

The table below summarizes our lease expense and other information related to the Company’s operating leases with respect to FASB ASC 842:

Twelve Months Ended Dec. 31, 2019

Operating lease expense	$ 6,721,970
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	6,564,569
Weighted-average remaining lease term – operating leases (in years)	6.86
Weighted-average discount rate – operating leases	5.67%

Lease Maturity Schedule as of December 31, 2019:	Amount
2020	6,823,468
2021	6,152,783
2022	5,556,754
2023	4,737,533
2024	4,008,787
2025 and beyond	10,848,375
Total	38,127,700
Less interest	(6,472,138)
Present Value of Lease Liability	$ 31,655,562

The table below summarizes our lease commitments related to the Company’s operating leases with respect to FASB ASC 840:

Lease Maturity Schedule as of December 31, 2018:	Amount
2019	$ 7,015,801
2020	5,930,343
2021	4,361,351
2022	2,836,961
2023	1,357,035
2024 and beyond	103,754
Total	$ 21,605,245